Shareholders' Equity - Share-Based Compensation Arrangement by Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
$25.90 - $27.21 [Member]
Number of shares	84,100
Weighted average exercise price	$ 26.07
Weighted average remaining contractual life	10 months 2 days
Option price range, Lower	$ 25.90
Option price range, Upper	$ 27.21
$19.18 - $22.83 [Member]
Number of shares	16,495,761
Weighted average exercise price	$ 21.01
Weighted average remaining contractual life	9 months 7 days
Option price range, Lower	$ 19.18
Option price range, Upper	$ 22.83
$16.73 - $17.08 [Member]
Number of shares	110,611
Weighted average exercise price	$ 17.03
Weighted average remaining contractual life	1 year 8 months 23 days
Option price range, Lower	$ 16.73
Option price range, Upper	$ 17.08